SUMMARY OF INTEREST EXPENSE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Interest expense - convertible notes					$ 2,884,571	$ 131,623
Interest expense	$ 3,488,822	$ 942,753	$ 3,964,556	$ 2,037,069	5,979,456	3,334,413
Finance lease					7,047	15,967
Other			$ 630,192	$ 113,693	45,473	10,031
Amortization of debt discount					2,537,167	2,906,645
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest expense					505,198	260,155
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest expense						$ 9,992